RETIREMENT BENEFIT OBLIGATIONS	12 Months Ended
Dec. 31, 2017
RETIREMENT BENEFIT OBLIGATIONS
RETIREMENT BENEFIT OBLIGATIONS

18 RETIREMENT BENEFIT OBLIGATIONS

Accounting policy

The Group sponsors defined benefit plans in a number of countries. A defined benefit pension plan defines an amount of pension benefit that an employee will receive on retirement or a minimum guaranteed return on contributions, which is dependent on various factors such as age, years of service and final salary. The Group’s obligation is calculated separately for each plan by discounting the estimated future benefit that employees have earned in return for their service in the current and prior periods. The fair value of any plan assets is deducted to arrive at the net liability.

The calculation of the defined benefit obligation is performed annually by external actuaries using the projected unit credit method. Re-measurements arising from defined benefit plans comprise actuarial gains and losses and the return on the plan assets net of the costs of managing the plan assets. The Group recognises these immediately in other comprehensive income (OCI) and all other expenses, such as service cost, net interest cost, administration costs and taxes, are recognised in the income statement.

A number of key assumptions are made when calculating the fair value of the Group’s defined benefit pension plans. These assumptions impact the balance sheet asset and liabilities, operating profit, finance income/costs and other comprehensive income. The most critical assumptions are the discount rate, the rate of inflation and mortality assumptions to be applied to future pension plan liabilities. The discount rate is based on the yield at the reporting date on bonds that have a credit rating of AA, denominated in the currency in which the benefits are expected to be paid and have a maturity profile approximately the same as the Group’s obligations. In determining these assumptions management take into account the advice of professional external actuaries and benchmarks its assumptions against external data.

The Group determines the net interest expense/income on the net defined benefit liability/asset for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability/asset.

The Group also operates a number of defined contribution plans. A defined contribution plan is a pension plan under which the Group and employees pay fixed contributions to a third party financial provider. The Group has no further payment obligations once the contributions have been paid. Contributions are recognised as an employee benefit expense when they are due.

18.1 Retirement benefit net obligations/(assets)

The Group’s retirement benefit obligations/(assets) comprise:

	2017	2016
	$ million	$ million
Funded plans:
UK Plan	(53)	4
US Plan	(9)	27
Other plans	46	52
	(16)	83
Unfunded plans:
Other plans	60	55
Retirement healthcare	25	26
	69	164
Amount recognised on the balance sheet – liability	131	164
Amount recognised on the balance sheet – asset	(62)	–

The Group sponsors defined benefit pension plans for its employees or former employees in 16 countries and these are established under the laws of the relevant country. Funded plans are funded by the payment of contributions and the assets are held by separate trust funds or insurance companies. The provision of retirement and related benefits across the Group is kept under regular review. Employees’ retirement benefits are the subject of regular management review. The Group’s defined benefit plans provide employees with an entitlement to retirement benefits varying between 1.3% and 66.7% of final salary on attainment of retirement age. The level of entitlement is dependent on the years of service of the employee.

The Group’s two major defined benefit pension plans are in the UK and US. Both these plans were closed to new employees in 2003 and defined contribution plans are offered to new joiners. The US and UK Plans were closed to future accrual in March 2014 and December 2016 respectively.

The UK Plan operates under trust law and responsibility for its governance lies with a Board of Trustees. This Board is composed of representatives of the Group, plan participants and an independent trustee, who act on behalf of members in accordance with the terms of the Trust Deed and Rules and relevant legislation. The UK Plan’s assets are held by the trust. Annual increases on benefits in payment are dependent on inflation.

There is no legislative minimum funding requirement in the UK, however the Group has agreed with the Board of Trustees to pay a schedule of supplementary payments (see Note 18.8). The Trust Deed of the UK Plan and the Plan Document of the US Plan provide the Group with a right to a refund of surplus assets assuming the full settlement of plan liabilities in the event of a plan wind-up. Furthermore, in the ordinary course of business the UK trustee and US committee have no rights to unilaterally wind up, or otherwise augment the benefits due to members of the plans. Based on these rights, any net surplus in the UK and US Plans is recognised in full.

The US Plan is governed by a US Pension Committee which is comprised of both plan participants and representatives of the Group. In the US, the Pension Protection Act (2006) established both a minimum required contribution and a maximum deductible contribution. Failure to contribute at least the minimum required amount will subject the Company to significant penalties, and contributions in excess of the maximum deductible have negative tax consequences. The minimum funding requirement is intended to fully fund the present value of accrued benefits over seven years.

18.2 Reconciliation of benefit obligations and pension assets

The movement in the Group’s pension benefit obligation and pension assets is as follows:

			2017			2016
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Amounts recognised on the balance sheet at beginning of the period	(1,577)	1,413	(164)	(1,521)	1,350	(171)
Income statement expense:
Current service cost	(12)	–	(12)	(19)	–	(19)
Past service credit	4	–	4	51	–	51
Settlements	–	–	–	7	(7)	–
Interest (expense)/income	(44)	42	(2)	(52)	48	(4)
Administration costs and taxes	(3)	–	(3)	(3)	–	(3)
Costs recognised in income statement	(55)	42	(13)	(16)	41	25
Re-measurements:
Actuarial gain due to liability experience	1	–	1	7	–	7
Actuarial loss due to financial assumptions change	(38)	–	(38)	(301)	–	(301)
Actuarial gain due to demographic assumptions	42	–	42	33	–	33
Return on plan assets greater than discount rate	–	59	59	–	180	180
Re-measurements recognised in OCI	5	59	64	(261)	180	(81)
Cash:
Employer contributions	–	53	53	–	60	60
Employee contributions	(4)	4	–	(4)	4	–
Benefits paid directly by the Group	2	(2)	–	3	(3)	–
Benefits paid, taxes and administration costs paid from scheme assets	102	(102)	–	61	(61)	–
Net cash	100	(47)	53	60	–	60

Exchange rate movements	(98)	89	(9)	161	(158)	3
Amount recognised on the balance sheet	(1,625)	1,556	(69)	(1,577)	1,413	(164)
Amount recognised on the balance sheet – liability	(290)	159	(131)	(1,577)	1,413	(164)
Amount recognised on the balance sheet – asset	(1,335)	1,397	62	–	–	–

Represented by:

			2017			2016
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
UK Plan	(854)	907	53	(844)	840	(4)
US Plan	(481)	490	9	(461)	434	(27)
Other Plans	(290)	159	(131)	(272)	139	(133)
Total	(1,625)	1,556	(69)	(1,577)	1,413	(164)

All benefits are vested at the end of each reporting period. The weighted average duration of the defined benefit obligation at the end of the reporting period is 20 years and 11 years for the UK and US Plans respectively.

18.3 Plan assets

The market value of the US, UK and Other Plans assets are as follows:

	2017	2016	2015
	$ million	$ million	$ million
UK Plan:
Assets with a quoted market price:
Cash and cash equivalents	8	6	5
Equity securities	235	213	234
Other bonds	43	38	43
Liability driven investments	192	239	171
Diversified growth funds	152	130	144
	630	626	597
Other assets:
Insurance contract	277	214	214
Market value of assets	907	840	811
US Plan:
Assets with a quoted market price:
Cash and cash equivalents	–	–	–
Equity securities	88	178	166
Government bonds – fixed interest	201	128	119
Corporate bonds	201	128	119
Market value of assets	490	434	404
Other Plans:
Assets with a quoted market price:
Cash and cash equivalents	4	4	9
Equity securities	43	35	35
Government bonds – fixed interest	4	3	5
– index linked	3	3	9
Corporate and other bonds	11	11	13
Insurance contracts	36	34	28
Property	19	12	8
Other quoted securities	2	2	1
	122	104	108
Other assets:
Insurance contracts	37	35	27
Market value of assets	159	139	135
Total market value of assets	1,556	1,413	1,350

No plans invest directly in property occupied by the Group or in financial securities issued by the Group.

Both the UK and US Plans hold a mixture of growth assets and matching assets. The growth assets of the UK and US Plans are invested in a diversified range of industries across a broad range of geographies. The UK Plan matching assets include liability matching assets and annuity policies purchased by the trustees, which aim to match the benefits to be paid to certain members from the plan and therefore remove the investment, inflation and demographic risks in relation to those liabilities. The terms of the policy define that the contract value exactly matches the amount and timing of the pensioner obligations covered by the contract. In accordance with IAS19R Employee Benefits, the fair value of the insurance contract is deemed to be the present value of the related obligations which is discounted at the AA corporate bond rate. In December 2014, the low risk asset portfolio held by the UK Plan was transferred into liability driven investments (LDI) which invests in a mixture of gilts and swaps.

18.4 Expenses recognised in the income statement

The total expense relating to retirement benefits recognised for the year is $64m (2016: $23m, 2015: $58m). Of this cost recognised for the year, $51m (2016: $48m, 2015: $49m) relates to defined contribution plans and $13m (2016: $25m net credit, 2015: $9m net expense) relates to defined benefit plans.

The cost charged in respect of the Group’s defined contribution plans represents contributions payable to these plans by the Group at rates specified in the rules of the plans. These were charged to operating profit in selling, general and administrative expenses. There were $nil outstanding payments as at 31 December 2017 due to be paid over to the plans (2016: $nil, 2015: $nil).

In 2016, the $25m net credit for the year includes a $44m curtailment gain arising from the closure of the UK Plan to future accrual and $5m past service credit relating to redundancies.

In 2015, the $9m net expense for the year includes a $16m past service cost credit arising from amendments to the US Retirement Healthcare plan and a $5m gain arising from benefit options offered to members of the UK Plan.

Defined benefit plan costs comprise service cost which is charged to operating profit in selling, general and administrative expenses and net interest cost and administration costs and taxes which are reported as other finance costs.

The defined benefit pension costs charged for the UK and US Plans are:

	2017		2016		2015
	UK Plan	US Plan	UK Plan	US Plan	UK Plan	US Plan
	$ million	$ million	$ million	$ million	$ million	$ million
Service cost	–	–	7	–	9	–
Past service credit	–	–	(49)	–	(7)	–
Settlement loss	–	–	1	–	2	–
Net interest cost, administration and taxes	1	2	–	3	3	4
	1	2	(41)	3	7	4

18.5 Principal actuarial assumptions

The following are the principal financial actuarial assumptions used at the reporting date to determine the UK and US defined benefit obligations and expense.

	2017	2016	2015
	% per annum	% per annum	% per annum
UK Plan:
Discount rate	2.4	2.6	3.8
Future salary increases	n/a	3.8	3.6
Future pension increases	3.2	3.3	3.1
Inflation (RPI)	3.2	3.3	3.1
Inflation (CPI)	2.2	2.3	2.1
US Plan:
Discount rate	3.5	4.0	4.3
Future salary increases	n/a	n/a	n/a
Inflation	n/a	n/a	n/a

Actuarial assumptions regarding future mortality are based on mortality tables. The UK uses the S2NA with projections in line with the CMI 2016 table and the US uses the RP2014 table with MP2016 scale. The current longevities underlying the values of the obligations in the defined benefit plans are as follows:

	2017	2016	2015
	years	years	years
Life expectancy at age 60
UK Plan:
Males	28.8	29.7	29.6
Females	30.3	31.1	31.3
US Plan:
Males	25.2	25.1	25.8
Females	27.4	27.4	28.2
Life expectancy at age 60 in 20 years’ time
UK Plan:
Males	31.0	32.5	32.6
Females	31.8	33.0	33.4
US Plan:
Males	25.5	25.4	27.6
Females	28.0	27.9	29.9

18.6 Sensitivity analysis

The calculation of the defined benefit obligation is sensitive to the assumptions used. The following table summarises the increase/decrease on the UK and US defined benefit obligation and pension costs as a result of reasonably possible changes in some of the assumptions while holding all other assumptions consistent. The sensitivity to the inflation assumption change includes corresponding changes to the future salary increases and future pension increase assumptions. The analysis does not take into account the full distribution of cash flows expected under the plan.

Changes to the inflation assumption will not have any effect on the US Pension Plan as it was closed to future accrual in 2014.

	Increase in pension obligation		Increase in pension cost
$ million	+50bps/+1yr	‑50bps/‑1yr	+50bps/+1yr	‑50bps/‑1yr
UK Plan:
Discount rate	-80.9	+92.6	-2	+2
Inflation	+88.1	-77.3	+2	-2
Mortality	+38.0	-37.7	+1	-1
US Plan:
Discount rate	-25.5	+27.9	-1	+1
Inflation	n/a	n/a	n/a	n/a
Mortality	+11.4	-11.6	–	–

18.7 Risk

The pension plans expose the Group to the following risks:

Interest rate risk

Volatility in financial markets can change the calculations of the obligation significantly as the calculation of the obligation is linked to yields on AA-rated corporate bonds. A decrease in the bond yield will increase the measure of plan liabilities, although this will be partially offset by increases in the value of matching plan assets such as bonds and insurance contracts.

In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce interest rate risk.

Inflation risk

The UK Plan is linked to inflation. A high rate of inflation will lead to a higher liability. This risk is managed by holding inflation-linked bonds and an inflation-linked insurance contract in respect of some of the obligation. In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce inflation risk.

The UK and US Plans have been closed to future accrual which eliminates the exposure to this risk.

Investment risk

If the return on plan assets is below the discount rate, all else being equal, there will be an increase in the plan deficit.

In the UK, this risk is partially managed by a portfolio of liability matching assets and a bulk annuity, together with a dynamic de-risking policy to switch growth assets into liability matching assets over time.

The US Plan has a dynamic de-risking policy to shift plan assets into longer-term stable asset classes. The policy established 10 pre-determined funded status levels and when each trigger point is reached, the plan assets are re‑balanced accordingly. In 2017, two trigger points were reached and the plan assets were re-balanced such that there was reduced investment in equity securities and increased investment in government and corporate bonds.

Longevity risk

The present value of the plans defined benefit liability is calculated by reference to the best estimate of the mortality of the plan participants both during and after their employment. An increase in the life expectancy of plan participants above that assumed will increase the benefit obligation.

The UK Plan, in order to minimise longevity risk, has entered into an insurance contract which covers a portion of pensioner obligations.

Salary risk

The calculation of the defined benefit obligation uses the future estimated salaries of plan participants. Increases in the salary of plan participants above that assumed will increase the benefit obligation.

The exposure to salary risk in the UK and US has been eliminated with the closure of these Plans to future accrual.

18.8 Funding

A full valuation is performed by actuaries for the Trustees of each plan to determine the level of funding required. Employer contributions rates, based on these full valuations, are agreed between the Trustees of each plan and the Group. The assumptions used in the actuarial valuations used for funding purposes may differ from those assumptions above.

UK Plan

The most recent full actuarial valuation of the UK Plan was undertaken as at 30 September 2015. The next full actuarial valuation will take place as at 30 September 2018. Contributions to the UK Plan in 2017 were $24m (2016: $32m, 2015: $37m). This included supplementary payments of $24m (2016: $26m, 2015: $29m).

The Group has currently agreed to pay annual supplementary payments of $25m until 2021. These supplementary payments will be reviewed when the 30 September 2018 valuation has been completed.

US Plan

A full actuarial valuation for the US Plan was last undertaken as at 20 September 2013 before the closure of the Plan to future accrual. Contributions to the US Plan were $20m (2016: $20m, 2015: $20m) which represented supplementary payments of $20m.

The planned supplementary contribution for 2018 is being kept under review given the funding status.